Document and Entity Information	Jun. 10, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001508655
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 10, 2023
Entity Registrant Name	Sixth Street Specialty Lending, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36364
Entity Tax Identification Number	27-3380000
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(469)
Local Phone Number	621-3001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	TSLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false